Report of Directors Corporate Governance - 2019 long tern incentive awards (Details) - Long-term incentive awards	12 Months Ended		36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin	14.30%	9.50%
Performance period	3 years
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin	13.00%	8.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin	15.50%	11.00%
Average RoTE with CET1 underpin
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %	25.00%	25.00%
2019 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin			9.90%
Average RoTE target with CET1 underpin			11.00%
Average RoTE assessment with CET1 underpin			0.00%
Average RoTE outcome with CET1 underpin			0.00%
Relative TSR assessment			0.00%
Relative TSR outcome			0.00%
Customers assessment			57.00%
Customers outcome			19.00%
2019 LTI Award | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin			10.00%
2019 LTI Award | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin			12.00%
2019 LTI Award | Average RoTE with CET1 underpin
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %			33.30%
2019 LTI Award | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %			33.30%
2019 LTI Award | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %			33.30%
Customers assessment			64.00%
Performance period	3 years
2019 LTI Award | Customer satisfaction | UK & Hong Kong
Disclosure of terms and conditions of share-based payment arrangement [line items]
Customers assessment			58.00%
2019 LTI Award | Progress against customer objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Customers assessment			50.00%
2019 LTI Award | Customer satisfaction - key growth markets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Customers assessment			56.00%
2019 LTI Award | Customer satisfaction - digital markets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Customers assessment			77.00%